Financial assets at fair value through other comprehensive income - Securities	12 Months Ended
Dec. 31, 2024
Financial Assets At Fair Value Through Other Comprehensive Income - Securities
Financial assets at fair value through other comprehensive income - Securities

Note 8 - Financial assets at fair value through other comprehensive income - Securities

The accounting policy on financial assets and liabilities is presented in Note 2c IV.

The fair value and corresponding cost of Financial Assets at Fair Value through Other Comprehensive Income - Securities are as follows:

	12/31/2024				12/31/2023
	Cost	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value	Cost	Fair value adjustments (in stockholders' equity)	Expected loss	Fair value
Brazilian government securities	67,954	(3,577)	-	64,377	84,567	(662)	-	83,905
Other government securities	36	-	(36)	-	36	-	(36)	-
Government securities – Latin America	21,421	56	(7)	21,470	23,715	158	(1)	23,872
Government securities – Abroad	13,072	(46)	-	13,026	9,923	(12)	(1)	9,910
Corporate securities	8,981	(1,337)	(214)	7,430	13,252	(771)	(129)	12,352
Shares	1,762	(1,196)	-	566	6,960	(817)	-	6,143
Rural product note	127	(1)	-	126	-	-	-	-
Bank deposit certificates	82	1	-	83	44	1	(1)	44
Real estate receivables certificates	60	(3)	-	57	65	2	-	67
Debentures	1,708	(38)	(172)	1,498	1,837	21	(85)	1,773
Eurobonds and other	4,957	(107)	(38)	4,812	4,081	16	(40)	4,057
Financial bills	51	2	-	53	-	-	-	-
Other	234	5	(4)	235	265	6	(3)	268
Total	111,464	(4,904)	(257)	106,303	131,493	(1,287)	(167)	130,039

The Securities pledged in guarantee of funding transactions of financial institutions and customers and Post-employment benefits (Note 26b), are: a) Brazilian government securities R$ 33,971 (R$ 38,389 at 12/31/2023), b) Government securities - Latin America R$ 3,050 (R$ 2,932 at 12/31/2023) and c) Corporate securities R$ 986 (R$ 868 at 12/31/2023), totaling R$ 38,007 (R$ 42,189 at 12/31/2023).

The cost and the fair value of financial assets through other comprehensive income - securities by maturity are as follows:

	12/31/2024		12/31/2023
	Cost	Fair value	Cost	Fair value
Current	41,123	39,877	49,545	48,643
Non-stated maturity	1,762	566	6,960	6,143
Up to one year	39,361	39,311	42,585	42,500
Non-current	70,341	66,426	81,948	81,396
From one to five years	49,121	47,809	56,984	56,886
From five to ten years	11,201	10,803	14,518	14,585
After ten years	10,019	7,814	10,446	9,925
Total	111,464	106,303	131,493	130,039

Equity instruments that ITAÚ UNIBANCO HOLDING adopted the option of designating at fair value through other comprehensive income, due to the particularities of a certain market, are presented in the table below:

	12/31/2024				12/31/2023
	Cost	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value	Cost	Adjustments to fair value (in Stockholders' equity)	Expected loss	Fair value
Current
Non-stated maturity
Shares	1,762	(1,196)	-	566	6,960	(817)	-	6,143
Total	1,762	(1,196)	-	566	6,960	(817)	-	6,143

In the period, there were no receipt of dividends (R$ 275 from 01/01 to 12/31/2023) and there were reclassifications in the Stockholders' equity in the amount of R$ 150 due to total sale of Pismo Holdings shares in January 2024, and the fair value of R$ 192. The total sales of XP INC occurred over the March to September 2024, represent amount of R$ (657), and the fair value of R$ 4,508. In 2023, the amount of partial sales of XP INC shares in June 2023 and September 2023 was the R$ (78), and the fair value was R$ 1,121 and R$ 387, respectively.

Reconciliation of expected loss for Other financial assets, segregated by stages:

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2023								12/31/2024
Financial assets at fair value through other comprehensive income	(117)	(41)	(2)	10	55	-	(21)	-	(116)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - Latin America	(1)	(6)	-	-	-	-	-	-	(7)
Government securities - Abroad	(1)	1	-	-	-	-	-	-	-
Corporate securities	(79)	(36)	(2)	10	55	-	(21)	-	(73)
Debentures	(46)	(43)	-	5	54	-	(15)	-	(45)
Eurobonds and other	(30)	8	(2)	5	1	-	(6)	-	(24)
Other	(3)	(1)	-	-	-	-	-	-	(4)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Expected loss
	12/31/2023								12/31/2024
Financial assets at fair value through other comprehensive income	(24)	(83)	(41)	55	21	-	(55)	-	(127)
Corporate securities	(24)	(83)	(41)	55	21	-	(55)	-	(127)
Bank deposit certificate	(1)	1	-	-	-	-	-	-	-
Debentures	(13)	(86)	(24)	49	15	-	(54)	-	(113)
Eurobonds and other	(10)	2	(17)	6	6	-	(1)	-	(14)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Expected loss
	12/31/2023								12/31/2024
Financial assets at fair value through other comprehensive income	(26)	(14)	-	26	-	-	-	-	(14)
Corporate securities	(26)	(14)	-	26	-	-	-	-	(14)
Debentures	(26)	(14)	-	26	-	-	-	-	(14)

Stage 1	Expected loss	Gains / (Losses)	Purchases	Settlements	Transfer to stage 2	Transfer to stage 3	Cure from stage 2	Cure from stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	(114)	(44)	(5)	17	38	8	(17)	-	(117)
Brazilian government securities	(36)	-	-	-	-	-	-	-	(36)
Other	(36)	-	-	-	-	-	-	-	(36)
Government securities - Latin America	(1)	(2)	-	-	7	-	(5)	-	(1)
Government securities - Abroad	-	(1)	-	-	-	-	-	-	(1)
Corporate securities	(77)	(41)	(5)	17	31	8	(12)	-	(79)
Rural product note	(1)	-	-	1	-	-	-	-	-
Bank deposit certificate	-	(12)	(1)	5	-	8	-	-	-
Debentures	(45)	(17)	(2)	4	14	-	-	-	(46)
Eurobonds and other	(27)	(12)	(2)	6	17	-	(12)	-	(30)
Other	(4)	-	-	1	-	-	-	-	(3)

Stage 2	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Transfer to stage 3	Transfer from stage 1	Cure from stage 3	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	-	(25)	(8)	4	17	26	(38)	-	(24)
Government securities - Latin America	-	-	-	2	5	-	(7)	-	-
Corporate securities	-	(25)	(8)	2	12	26	(31)	-	(24)
Bank deposit certificate	-	(1)	-	-	-	-	-	-	(1)
Debentures	-	(25)	-	-	-	26	(14)	-	(13)
Eurobonds and other	-	1	(8)	2	12	-	(17)	-	(10)

Stage 3	Expected loss	Gains / (Losses)	Purchases	Settlements	Cure to stage 1	Cure to stage 2	Transfer from stage 1	Transfer from stage 2	Expected loss
	12/31/2022								12/31/2023
Financial assets at fair value through other comprehensive income	-	-	-	8	-	-	(8)	(26)	(26)
Corporate securities	-	-	-	8	-	-	(8)	(26)	(26)
Bank deposit certificate	-	-	-	8	-	-	(8)	-	-
Debentures	-	-	-	-	-	-	-	(26)	(26)